Investments (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
ASSETS	R$ 49,703,700	R$ 49,537,535
Current assets	9,327,249	11,189,872
Noncurrent assets	40,376,451	38,347,663
Current liabilities	7,156,597	7,979,993
Noncurrent liabilities	21,415,878	19,382,307
Equity	21,131,225	22,175,235	R$ 20,250,518	R$ 17,598,212
Operating expense	(16,928,407)	(19,119,637)	(13,347,822)
Income tax and social contribution	(199,122)	1,259,632	1,285,365
NET INCOME	1,149,321	5,048,602	3,909,750
Comprehensive income	1,359,308	5,201,347	3,730,595
Dona Francisca [Member]
IfrsStatementLineItems [Line Items]
ASSETS	175,415	180,425
Current assets	10,148	13,570
Noncurrent assets	165,267	166,855
LIABILITIES	175,415	180,425
Current liabilities	22,373	19,938
Noncurrent liabilities	31,266	42,988
Equity	R$ 121,776	R$ 117,499
Investment interest - %	23.03%	23.03%
Investment book value	R$ 28,043	R$ 27,057
Net operating revenue	66,163	66,797	70,314
Operating expense	(33,460)	(26,605)	(26,171)
Financial income (expense)	(5,172)	(664)	208
Income tax and social contribution	(3,009)	(2,298)	(2,343)
NET INCOME	24,522	37,230	42,008
Other comprehensive income	(0)	(0)	(0)
Comprehensive income	24,522	37,230	42,008
Foz Do Chopim [Member]
IfrsStatementLineItems [Line Items]
ASSETS	51,449	55,900
Current assets	11,730	13,308
Noncurrent assets	39,719	42,592
LIABILITIES	51,449	55,900
Current liabilities	3,596	2,495
Noncurrent liabilities	(0)	(0)
Equity	R$ 47,853	R$ 53,405
Investment interest - %	35.77%	35.77%
Investment book value	R$ 17,116	R$ 19,102
Net operating revenue	77,779	60,943	55,740
Operating expense	(18,664)	(10,775)	(21,260)
Financial income (expense)	449	(1,703)	(5,527)
Income tax and social contribution	(2,617)	(2,060)	(2,035)
NET INCOME	56,947	46,405	26,918
Other comprehensive income	(0)	(0)	(0)
Comprehensive income	R$ 56,947	R$ 46,405	R$ 26,918